Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	May 31, 2022	May 31, 2021
Cash flows from operating activities
Net loss	$ (1,307,795)	$ (51,286)
Stock based compensation	699,805	0
Depreciation	7,803	0
Change in balance sheet accounts
Cryptocurrencies	(17,366)	0
Accounts receivable other	(6,680)	0
Notes receivable	(168,750)	0
Prepaid expenses	(29,228)	0
Accounts payable	68,927	0
Accrued liabilities - related parties	102,792	0
Accrued interest - related parties	196,165	14,672
Net cash provided by (used in) operating activities	(454,327)	(36,614)
Cash flows from investing activities
Purchase of fixed assets	(2,268,811)	0
Net cash used in investing activities	(2,268,811)	0
Cash flows from financing activities:
Common shares sold in a private placement	1,387,500	1,150
Related party loans - net	1,616,813	37,000
Net cash provided by (used in) financing activities	3,004,313	38,150
Net increase (decrease) in cash and cash equivalents	281,175	1,536
Cash and cash equivalents at beginning of period	218,737	1,930
Cash and cash equivalents at end of period	499,912	3,466
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0
Cash paid for income taxes	$ 0	$ 0